Stock Based Compensation (Detail Textuals) - shares	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock outstanding	0	9,436,294	7,670,783
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock outstanding	247,887
2011 Equity Incentive Plan | Officers, Employees, Consultants and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	1,159,420	1,159,420